Revenue Recognition - Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition
Deferred revenue, beginning of the period	$ 20,760	$ 13,581
Deferred revenue, end of the period	30,627	20,760
Revenue recognized in the period from amounts included in deferred revenue at the beginning of the period	$ 11,221	$ 11,865